Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 13,688	$ 10,008		$ 5,859
Cost of sales		12,119	9,032		5,060
Gross profit		1,569	976		799
Operating expenses:
Sales and marketing		1,302	833		1,198
General and administrative		5,405	4,262		4,113
Equity losses		1,186	1,249
Other income		(120)	(279)
Operating loss		(6,204)	(5,089)		(4,512)
Financial expenses (income), net		1,290	(523)		(2,305)
Loss before taxes		(7,494)	(4,566)		(2,207)
Tax expense (benefit)		310	32		(6)
Net loss		$ (7,804)	$ (4,598)		$ (2,201)
Basic net loss attributable to shareholders per ordinary share (in Dollars per share)	[1]	$ (11.91)	$ (50.44)	[2],[3]	$ (43.16)	[2],[3]
Diluted net loss attributable to shareholders per ordinary share (in Dollars per share)	[1]	$ (11.91)	$ (50.44)	[2],[3]	$ (43.16)	[2],[3]
Weighted-average ordinary shares used in computing net loss per share, basic (in Shares)	[1]	655,123	91,114	[2],[3]	51,032	[2],[3]
Weighted-average ordinary shares used in computing net loss per share, Diluted (in Shares)	[1]	655,123	91,114	[2],[3]	51,032	[2],[3]

[1]	except share and per share data
[2]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024. See Note 13.
[3]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024.